Property, Plant And Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment, Net [Abstract]
Property, Plant And Equipment, Net

December 31
(add 000)	2011	2010
Land and land improvements	$620,940	$594,866
Mineral reserves and interests	421,820	351,543
Buildings	111,796	108,266
Machinery and equipment	2,407,045	2,420,759
Construction in progress	127,091	92,841
	3,688,692	3,568,275
Less allowances for depreciation, depletion and amortization	(1,914,401)	(1,880,445)
Total	$1,774,291	$1,687,830